Vessels and Equipment - Summary of Level 3 Fair Value Inputs (Details) - Level 3 - Vessels and equipment - number	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019
Randgrid | FSO | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.0886
ALP Forward | Towage | Period of Projected Cash Flows (years)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		13.0
ALP Forward | Towage | Growth Rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		0.0300
ALP Forward | Towage | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		0.1050
ALP Winger | Towage | Period of Projected Cash Flows (years)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		12.5
ALP Winger | Towage | Growth Rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		0.0300
ALP Winger | Towage | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		0.1050
ALP Ippon | Towage | Period of Projected Cash Flows (years)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		12.0
ALP Ippon | Towage | Growth Rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		0.0300
ALP Ippon | Towage | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		0.1050
ALP Ace | Towage | Period of Projected Cash Flows (years)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		11.3
ALP Ace | Towage | Growth Rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		0.0300
ALP Ace | Towage | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		0.1050
Petrojarl I | FPSO | Growth Rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		0.0300
Petrojarl I | FPSO | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		0.1013
Petrojarl Varg | FPSO | Period of Projected Cash Flows (years)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets				13.0
Petrojarl Varg | FPSO | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		0.1013		0.1000
Petrojarl Knarr | FPSO | Growth Rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		0.0300
Petrojarl Knarr | FPSO | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		0.1013
Navion Stavanger | Shuttle Tanker | Period of Projected Cash Flows (years)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		3.3
Navion Stavanger | Shuttle Tanker | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		0.0825
Navion Gothenburg | Shuttle Tanker | Period of Projected Cash Flows (years)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		5.9
Navion Gothenburg | Shuttle Tanker | Growth Rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		0.0250		0.0200
Navion Gothenburg | Shuttle Tanker | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		0.0825		0.0800
Arendal Spirit | UMS | Period of Projected Cash Flows (years)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets				25.6
Arendal Spirit | UMS | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets			0.0960	0.1100
Voyageur Spirit | FPSO | Growth Rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets			0.0300
Voyageur Spirit | FPSO | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets			0.0960
Bottom of range | Randgrid | FSO | Period of Projected Cash Flows (years)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	2,800,000
Bottom of range | Randgrid | FSO | Growth Rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.0200
Bottom of range | Petrojarl I | FPSO | Period of Projected Cash Flows (years)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		3.1
Bottom of range | Petrojarl Varg | FPSO | Period of Projected Cash Flows (years)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		1.3
Bottom of range | Petrojarl Varg | FPSO | Growth Rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		0.0100		0.0100
Bottom of range | Petrojarl Knarr | FPSO | Period of Projected Cash Flows (years)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		12.4
Bottom of range | Navion Stavanger | Shuttle Tanker | Growth Rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		0.0260
Bottom of range | Navion Gothenburg | Shuttle Tanker | Period of Projected Cash Flows (years)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets				6.5
Bottom of range | Arendal Spirit | UMS | Period of Projected Cash Flows (years)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets			1.2
Bottom of range | Arendal Spirit | UMS | Growth Rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets			0.0160	0.0160
Bottom of range | Voyageur Spirit | FPSO | Period of Projected Cash Flows (years)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets			15.8
Top of range | Randgrid | FSO | Period of Projected Cash Flows (years)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	11,800,000
Top of range | Randgrid | FSO | Growth Rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.0350
Top of range | Petrojarl I | FPSO | Period of Projected Cash Flows (years)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		5.1
Top of range | Petrojarl Varg | FPSO | Period of Projected Cash Flows (years)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		9.8
Top of range | Petrojarl Varg | FPSO | Growth Rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		0.0250		0.0250
Top of range | Petrojarl Knarr | FPSO | Period of Projected Cash Flows (years)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		15.4
Top of range | Navion Stavanger | Shuttle Tanker | Growth Rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		0.0350
Top of range | Navion Gothenburg | Shuttle Tanker | Period of Projected Cash Flows (years)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets				6.7
Top of range | Arendal Spirit | UMS | Period of Projected Cash Flows (years)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets			25.1
Top of range | Arendal Spirit | UMS | Growth Rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets			0.0250	0.0250
Top of range | Voyageur Spirit | FPSO | Period of Projected Cash Flows (years)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets			19.8